Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	511,822	723,992	1,553,016	1,750,840	2,103,684	4,739,431
Occupancy expenses	7,248	8,005	21,775	23,734	30,521	28,992
Research and development	52,655	75,138	203,625	1,673,606	1,825,728	971,769
TOTAL OPERATING EXPENSES	571,725	807,135	1,778,416	3,448,180	3,959,933	5,740,192
LOSS FROM OPERATIONS	(571,725)	(807,135)	(1,778,416)	(3,448,180)	(3,959,933)	(5,740,192)
OTHER INCOME (EXPENSE)
Interest expense	(189,809)	(830,911)	(1,309,336)	(2,210,097)	(2,789,196)	(3,202,774)
Interest income	2	15	29	82	87	685
Change in fair value of derivative liabilities	16,666	207,736	(1,914,980)	(22,035)	(7,612)	820,153
Gain (loss) on debt settlements, net	(89)	(71,151)	14,200	(34,337)	(18,585)	(195,650)
Gain (loss) on extinguishment of debt, net	38,726	240,301	1,204,242	156,574	251,392
Foreign currency transaction gain (loss)	125,099	(230,346)	(488,813)	(239,498)	(694,614)	144,605
TOTAL OTHER INCOME (EXPENSE)	(9,405)	(684,356)	(2,494,658)	(2,349,311)	(3,258,528)	(2,432,981)
LOSS BEFORE TAXES	(581,130)	(1,491,491)	(4,273,074)	(5,797,491)	(7,218,461)	(8,173,173)
TAX BENEFIT	(726)	485	116,244	180,763	179,306	305,673
NET LOSS	$ (581,856)	$ (1,491,006)	$ (4,156,830)	$ (5,616,728)	$ (7,039,155)	$ (7,867,500)
BASIC AND DILUTED NET LOSS PER SHARE	$ 0	$ (0.06)	$ (0.02)	$ (0.42)	$ (0.36)	$ (2.24)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	325,256,274	23,426,370	210,626,088	13,247,004	19,690,643	3,508,532
NET LOSS	$ (581,856)	$ (1,491,006)	$ (4,156,830)	$ (5,616,728)	$ (7,039,155)	$ (7,867,500)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	(115,567)	198,634	518,928	28,370	499,678	(273,013)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(115,567)	198,634	518,928	28,370	499,678	(273,013)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (697,423)	$ (1,292,372)	$ (3,637,902)	$ (5,588,358)	$ (6,539,477)	$ (8,140,513)